Patents (Details Narrative) (USD $)	3 Months Ended		12 Months Ended			213 Months Ended	216 Months Ended
	Oct. 31, 2013	Oct. 31, 2012	Jul. 31, 2013	Jul. 31, 2012	Jul. 31, 2011	Jul. 31, 2013	Oct. 31, 2013	Jul. 31, 2018	Jul. 31, 2017	Jul. 31, 2016	Jul. 31, 2015	Jul. 31, 2014
Accounting Policies [Abstract]
Amortization expense, patents			$ 391,777	$ 441,087	$ 430,650	$ 391,777
Amortization expense, patents, next year												274,000
Amortization expense, patents, year two											274,000
Amortization expense, patents, year three										274,000
Amortization expense, patents, year four									274,000
Amortization expense, patents, year five								274,000
Write-off of abandoned patents				$ 440,780		$ 1,353,976	$ 1,353,976